Asbestos-Related Liabilities (Summary of Outstanding Claims by Year Of Exposure and State Filed) (Details) - Claim	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Claims outstanding	55,500	55,500	54,500	54,000
Claimants alleging first exposure after 1964
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Claims outstanding	16,500	16,000
Claimants alleging first exposure before or during 1964 | Texas
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Claims outstanding	13,000	13,000
Claimants alleging first exposure before or during 1964 | Pennsylvania
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Claims outstanding	1,500	2,000
Claimants alleging first exposure before or during 1964 | Other states that have enacted asbestos legislation
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Claims outstanding	6,000	6,000
Claimants alleging first exposure before or during 1964 | Other states
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Claims outstanding	18,500	18,500